Goodwill and Intangible Assets - Summary of Reflects Amortization Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Amortization expense	$ 1.4	$ 5.8	$ 3.6	$ 13.2